Income Taxes - Domestic and foreign components of income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) before income taxes
Domestic	$ (301)	$ 12,837	$ (29,247)
Foreign	(227)	(740)	(8,030)
Total income (loss) before income taxes	$ (528)	$ 12,097	$ (37,277)